Derivatives - Sales and Trading Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	$ 6,473	$ 6,309	$ 7,056
Brokerage commissions and asset management fee revenue | Global Banking
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,200	2,200	2,100
Trading Securities
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	12,018	12,708	12,239
Trading Securities | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	6,109	6,027	6,770
Trading Securities | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	3,630	3,314	3,582
Trading Securities | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,279	3,367	1,887
Trading Securities | Interest rate risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,346	2,403	2,064
Trading Securities | Interest rate risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,304	991	1,255
Trading Securities | Interest rate risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,306	946	1,035
Trading Securities | Interest rate risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	(264)	466	(226)
Trading Securities | Foreign exchange risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,195	1,056	1,075
Trading Securities | Foreign exchange risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	1,322	1,177	1,169
Trading Securities | Foreign exchange risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	(10)	7	6
Trading Securities | Foreign exchange risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	(117)	(128)	(100)
Trading Securities | Equity risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	4,317	4,182	4,172
Trading Securities | Equity risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,115	1,954	1,994
Trading Securities | Equity risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	56	(79)	112
Trading Securities | Equity risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,146	2,307	2,066
Trading Securities | Credit risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	3,713	4,576	4,689
Trading Securities | Credit risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	901	1,396	1,966
Trading Securities | Credit risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	2,360	2,563	2,646
Trading Securities | Credit risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	452	617	77
Trading Securities | Other risk
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	447	491	239
Trading Securities | Other risk | Trading Account Profits
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	467	509	386
Trading Securities | Other risk | Net Interest Income
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	(82)	(123)	(217)
Trading Securities | Other risk | Other
Trading Activity, Gains and Losses, Net [Line Items]
Sales and Trading Revenue	$ 62	$ 105	$ 70